Shareholders’ Equity (Details) - Schedule of Assumptions Used to Value the Warrants	Jun. 02, 2024 $ / shares
Schedule of Assumptions Used to Value the Warrants [Abstract]
Share price	$ 1.4
Exercise price	$ 2.9869
Interest rate	3.93%
Time to maturity	5 years
Volatility	59.00%